Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended
	Aug. 17, 2020	Jul. 31, 2021	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000215717
Account Value [Line Items]
Line Graph and Table Measure Name			Anfield Dynamic Fixed Income ETF
Accumulated Value	$ 10,000	$ 9,847		$ 8,890	$ 8,829	$ 9,262	$ 9,438
Bloomberg Intermediate U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate U.S. Aggregate Bond Index
Accumulated Value	9,999	10,032		9,371	9,131	9,641	10,051
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,002		$ 9,091	$ 8,784	$ 9,233	$ 9,545